Maturity analysis of financial liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flow	[1]	$ 6,600	$ 11,000
Payables from securities financing transactions, undiscounted cash flow	[1]	7,800	10,400
Cash collateral payables on derivative instruments, undiscounted cash flow	[1]	31,400	28,900
Customer deposits, undiscounted cash flow	[1]	448,900	420,400
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	122,700	146,200
Other financial liabilities measured at amortized cost, undiscounted cash flows	[1]	9,000	5,600
of which: lease liabilities, undiscounted cash flow	[1]	4,600
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	626,400	622,600
Financial liabilities at fair value held for trading	[1],[3],[4]	30,591	28,943
Derivative financial instruments	[1],[3],[5],[6],[7]	120,880	125,723
Brokerage payables designated at fair value, undiscounted cash flows	[1]	37,200	38,400
Debt issued designated at fair value, undiscounted cash flows	[1],[8]	68,500	59,400
Other financial liabilities designated at fair value, undiscounted cash flows	[1]	36,100	33,700
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	[1]	293,300	286,200
Total financial liabilities, undiscounted cash flows	[1]	919,800	908,800
Guarantees, commitments and forward starting transactions
Loan commitments	[9],[10]	33,900	34,700
Guarantees	[9],[10]	19,100	19,800
Forward starting transactions
Reverse repurchase agreements	[9],[10]	21,900	9,000
Securities borrowing agreements	[9]	0	0
Total	[9]	74,900	63,600
Trading portfolio liabilities contractually due within one month		30,000	28,300
Trading portfolio liabilities contractually due between one month and one year		600	600
Trading portfolio liabilities contractually due between 1 and 5 years		0	0
Due within 1 month
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flow	[1]	5,400	7,900
Payables from securities financing transactions, undiscounted cash flow	[1]	7,400	9,500
Cash collateral payables on derivative instruments, undiscounted cash flow	[1]	31,400	28,900
Customer deposits, undiscounted cash flow	[1]	423,000	395,800
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	4,500	4,600
Other financial liabilities measured at amortized cost, undiscounted cash flows	[1]	4,500	5,600
of which: lease liabilities, undiscounted cash flow	[1]	100
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	476,100	452,400
Financial liabilities at fair value held for trading	[1],[3],[4]	30,600	28,900
Derivative financial instruments	[1],[3]	120,900	125,700
Brokerage payables designated at fair value, undiscounted cash flows	[1]	37,200	38,400
Debt issued designated at fair value, undiscounted cash flows	[1],[8]	21,300	15,700
Other financial liabilities designated at fair value, undiscounted cash flows	[1]	34,000	30,000
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	[1]	244,000	238,800
Total financial liabilities, undiscounted cash flows	[1]	720,100	691,200
Guarantees, commitments and forward starting transactions
Loan commitments	[9],[10]	33,100	34,100
Guarantees	[9],[10]	19,100	19,800
Forward starting transactions
Reverse repurchase agreements	[9],[10]	21,900	9,000
Securities borrowing agreements	[9]		0
Total	[9]	74,100	62,900
Due between 1 and 3 months
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flow	[1]	300	1,000
Payables from securities financing transactions, undiscounted cash flow	[1]	100	600
Customer deposits, undiscounted cash flow	[1]	16,100	13,100
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	5,300	6,300
Other financial liabilities measured at amortized cost, undiscounted cash flows	[1]	100
of which: lease liabilities, undiscounted cash flow	[1]	100
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	22,000	21,000
Debt issued designated at fair value, undiscounted cash flows	[1],[8]	17,400	18,100
Other financial liabilities designated at fair value, undiscounted cash flows	[1]	400	400
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	[1]	17,800	18,500
Total financial liabilities, undiscounted cash flows	[1]	39,900	39,500
Guarantees, commitments and forward starting transactions
Loan commitments	[9],[10]	500	300
Forward starting transactions
Total	[9]	500	300
Due between 3 and 12 months
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flow	[1]	400	1,600
Payables from securities financing transactions, undiscounted cash flow	[1]	300	300
Customer deposits, undiscounted cash flow	[1]	7,300	7,000
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	30,500	39,900
Other financial liabilities measured at amortized cost, undiscounted cash flows	[1]	500
of which: lease liabilities, undiscounted cash flow	[1]	500
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	38,900	48,800
Debt issued designated at fair value, undiscounted cash flows	[1],[8]	9,500	10,200
Other financial liabilities designated at fair value, undiscounted cash flows	[1]	500	1,100
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	[1]	9,900	11,300
Total financial liabilities, undiscounted cash flows	[1]	48,800	60,100
Guarantees, commitments and forward starting transactions
Loan commitments	[9],[10]	300	300
Forward starting transactions
Reverse repurchase agreements	[9],[10]	0	0
Total	[9]	300	400
Due between 1 and 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flow	[1]	500	500
Customer deposits, undiscounted cash flow	[1]	2,500	4,400
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	46,300	57,600
Other financial liabilities measured at amortized cost, undiscounted cash flows	[1]	2,000
of which: lease liabilities, undiscounted cash flow	[1]	2,000
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	51,300	62,600
Debt issued designated at fair value, undiscounted cash flows	[1],[8]	12,700	7,400
Other financial liabilities designated at fair value, undiscounted cash flows	[1]	400	1,200
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	[1]	13,100	8,600
Total financial liabilities, undiscounted cash flows	[1]	64,500	71,200
Guarantees, commitments and forward starting transactions
Loan commitments	[9],[10]	0	0
Forward starting transactions
Total	[9]	0	0
Due after 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flow	[1]	0	0
Payables from securities financing transactions, undiscounted cash flow	[1]	0	0
Customer deposits, undiscounted cash flow	[1]	0	0
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	36,000	37,800
Other financial liabilities measured at amortized cost, undiscounted cash flows	[1]	2,000
of which: lease liabilities, undiscounted cash flow	[1]	2,000
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	38,100	37,800
Debt issued designated at fair value, undiscounted cash flows	[1],[8]	7,600	8,000
Other financial liabilities designated at fair value, undiscounted cash flows	[1]	900	1,000
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	[1]	8,500	9,000
Total financial liabilities, undiscounted cash flows	[1]	46,600	46,800
Forward starting transactions
Total	[9]	0	0
UBS AG
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flow		6,600	11,000
Payables from securities financing transactions, undiscounted cash flow		7,800	10,400
Cash collateral payables on derivative instruments, undiscounted cash flow		31,400	28,900
Customer deposits, undiscounted cash flow		451,200	422,100
Funding from UBS Group AG and its subsidiaries, undiscounted cash flow		56,200	44,400
Debt issued measured at amortized cost, undiscounted cash flows		66,500	96,500
Other financial liabilities measured at amortized cost, undiscounted cash flows		9,600	6,400
of which: lease liabilities, undiscounted cash flow		4,500
Total financial liabilities measured at amortized cost, undiscounted cash flows		629,300	619,700
Financial liabilities at fair value held for trading		30,591	28,949
Derivative financial instruments	[5],[7],[11]	120,880	125,723
Brokerage payables designated at fair value, undiscounted cash flows		37,200	38,400
Debt issued designated at fair value, undiscounted cash flows		68,000	59,400
Other financial liabilities designated at fair value, undiscounted cash flows		36,100	33,700
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows		292,900	286,200
Total financial liabilities, undiscounted cash flows		922,200	905,900
Guarantees, commitments and forward starting transactions
Loan commitments		33,900	34,700
Guarantees		19,100	19,800
Forward starting transactions
Reverse repurchase agreements		21,900	9,000
Securities borrowing agreements		0	0
Total		74,900	63,600
Trading portfolio liabilities contractually due within one month		30,000	28,300
Trading portfolio liabilities contractually due between one month and one year		600	600
Trading portfolio liabilities contractually due between 1 and 5 years		0	0
UBS AG | Due within 1 month
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flow		5,400	7,900
Payables from securities financing transactions, undiscounted cash flow		7,400	9,500
Cash collateral payables on derivative instruments, undiscounted cash flow		31,400	28,900
Customer deposits, undiscounted cash flow		423,900	396,600
Funding from UBS Group AG and its subsidiaries, undiscounted cash flow		0	0
Debt issued measured at amortized cost, undiscounted cash flows		4,300	4,600
Other financial liabilities measured at amortized cost, undiscounted cash flows		5,200	6,400
of which: lease liabilities, undiscounted cash flow		100
Total financial liabilities measured at amortized cost, undiscounted cash flows		477,600	453,900
Financial liabilities at fair value held for trading		30,600	29,000
Derivative financial instruments		120,900	125,700
Brokerage payables designated at fair value, undiscounted cash flows		37,200	38,400
Debt issued designated at fair value, undiscounted cash flows		21,300	15,700
Other financial liabilities designated at fair value, undiscounted cash flows		34,000	30,000
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows		244,000	238,800
Total financial liabilities, undiscounted cash flows		721,600	692,700
Guarantees, commitments and forward starting transactions
Loan commitments		33,100	34,100
Guarantees		19,100	19,800
Forward starting transactions
Reverse repurchase agreements		21,900	9,000
Securities borrowing agreements			0
Total		74,100	62,900
UBS AG | Due between 1 and 3 months
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flow		300	1,000
Payables from securities financing transactions, undiscounted cash flow		100	600
Customer deposits, undiscounted cash flow		16,500	13,400
Funding from UBS Group AG and its subsidiaries, undiscounted cash flow		200	0
Debt issued measured at amortized cost, undiscounted cash flows		4,700	5,800
Other financial liabilities measured at amortized cost, undiscounted cash flows		100
of which: lease liabilities, undiscounted cash flow		100
Total financial liabilities measured at amortized cost, undiscounted cash flows		22,000	20,800
Debt issued designated at fair value, undiscounted cash flows		17,400	18,100
Other financial liabilities designated at fair value, undiscounted cash flows		400	400
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows		17,800	18,500
Total financial liabilities, undiscounted cash flows		39,900	39,300
Guarantees, commitments and forward starting transactions
Loan commitments		500	300
Forward starting transactions
Total		500	300
UBS AG | Due between 3 and 12 months
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flow		400	1,600
Payables from securities financing transactions, undiscounted cash flow		300	300
Customer deposits, undiscounted cash flow		7,300	6,900
Funding from UBS Group AG and its subsidiaries, undiscounted cash flow		2,300	500
Debt issued measured at amortized cost, undiscounted cash flows		27,800	39,100
Other financial liabilities measured at amortized cost, undiscounted cash flows		500
of which: lease liabilities, undiscounted cash flow		500
Total financial liabilities measured at amortized cost, undiscounted cash flows		38,500	48,400
Debt issued designated at fair value, undiscounted cash flows		9,500	10,200
Other financial liabilities designated at fair value, undiscounted cash flows		500	1,100
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows		9,900	11,300
Total financial liabilities, undiscounted cash flows		48,400	59,700
Guarantees, commitments and forward starting transactions
Loan commitments		300	300
Forward starting transactions
Reverse repurchase agreements		0	0
Total		300	400
UBS AG | Due between 1 and 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flow		500	500
Customer deposits, undiscounted cash flow		3,500	5,100
Funding from UBS Group AG and its subsidiaries, undiscounted cash flow		29,000	21,900
Debt issued measured at amortized cost, undiscounted cash flows		20,700	34,700
Other financial liabilities measured at amortized cost, undiscounted cash flows		1,900
of which: lease liabilities, undiscounted cash flow		1,900
Total financial liabilities measured at amortized cost, undiscounted cash flows		55,600	62,300
Debt issued designated at fair value, undiscounted cash flows		12,700	7,400
Other financial liabilities designated at fair value, undiscounted cash flows		400	1,200
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows		13,100	8,600
Total financial liabilities, undiscounted cash flows		68,700	70,900
Guarantees, commitments and forward starting transactions
Loan commitments		0	0
Forward starting transactions
Total		0	0
UBS AG | Due after 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flow		0	0
Payables from securities financing transactions, undiscounted cash flow		0	0
Customer deposits, undiscounted cash flow		0	0
Funding from UBS Group AG and its subsidiaries, undiscounted cash flow		24,600	22,000
Debt issued measured at amortized cost, undiscounted cash flows		9,000	12,400
Other financial liabilities measured at amortized cost, undiscounted cash flows		2,000
of which: lease liabilities, undiscounted cash flow		2,000
Total financial liabilities measured at amortized cost, undiscounted cash flows		35,600	34,300
Debt issued designated at fair value, undiscounted cash flows		7,100	8,000
Other financial liabilities designated at fair value, undiscounted cash flows		900	1,000
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows		8,000	9,000
Total financial liabilities, undiscounted cash flows		43,600	43,300
Forward starting transactions
Total		$ 0	$ 0

[1]
Except for financial liabilities at fair value held for trading and derivative financial instruments (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments

[2]	The time bucket Due after 5 years includes perpetual loss-absorbing additional tier 1 capital instruments.
[3]
Carrying amount is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 28 for undiscounted cash flows of derivatives designated in hedge accounting relationships.

[4]
Contractual maturities of financial liabilities at fair value held for trading are: USD 30 billion due within 1 month (2018: USD 28.3 billion), USD 0.6 billion due between 1 month and 1 year (2018: USD 0.6 billion) and USD 0 billion due between 1 and 5 years (2018: USD 0 billion).

[5]
Derivative financial liabilities as of 31 December 2019 include USD 17 million related to derivative loan commitments (31 December 2018: USD 17 million). No notional amounts related to these commitments are included in this table, but they are disclosed in Note 34 under Loan commitments

[6]
Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.

[7]
Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 31 December 2019 or 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed in Note 34 under Forward starting transactions.

[8]
Future interest payments on variable-rate liabilities are determined by reference to the applicable interest rate prevailing as of the reporting date. Future principal payments that are variable are determined by reference to the conditions existing at the reporting date.

[9]	Comprises the maximum irrevocable amount of guarantees, commitments and forward starting transactions.
[10]
Loan commitments measured at fair value of USD 6.3 billion (2018: USD 3.5 billion), guarantees measured at fair value of USD 1.0 billion (2018: USD 1.6 billion) and forward starting reverse repurchase agreements measured at fair value of USD 20.3 billion (2018: USD 8.1 billion) are under the time bucket Due within 1 month.

[11]
Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.